Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 384	$ 309
Other receivables	11,274	13,766
Total	$ 11,658	$ 14,075